LONG-TERM DEBT (Details)	Sep. 30, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 0
2023	1,502,001
2024	5,279
2025	8,682
Thereafter	134,038
Total long-term debt	$ 1,650,000